Share-Based Compensation - Schedule of Fair Value Assumptions (Detail) - Stock Option [Member]	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility	81.70%	74.84%
Expected risk free interest rate	1.13%	0.43%
Expected term	6 years 3 months	6 years 3 months
Expected dividend yield	0.00%	0.00%